Related party transactions - Summary of Related Party Transactions And Balances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Online marketing and information services		¥ 19	¥ 410
Purchase of merchandise	1,402	2,602	250
Loans granted to related parties	2,820	38,115	6,890
Beijing Petdog [Member]
Related Party Transaction [Line Items]
Online marketing and information services			410
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Purchase of merchandise	1,402	1,020	250
Loans granted to related parties			500
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	2,720	2,600	5,690
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		70	200
Fei Wang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties			500
Weishi Network [Member]
Related Party Transaction [Line Items]
Online marketing and information services		19
Purchase of merchandise		1,582
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		33,395
Yingzhi Lisa Tang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		1,750
Lijun Zhou [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		300
Merchant Tycoon Limited [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	¥ 100